CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Preferred shares	Share premium	Share based payment reserve	Other comprehensive income	Retained earnings	Total	Total
Balance at beginning at Dec. 31, 2019	€ 1,122,000	€ 1,359,000	€ 47,668,000	€ 420,000	€ 207,000	€ (48,415,000)	€ 2,361,000
Loss for the period						(12,245,000)	(12,245,000)	€ (12,245,000)
Other comprehensive loss for the period					(58,000)		(58,000)	(58,000)
Total comprehensive income/(loss) for the period					(58,000)	(12,245,000)	(12,303,000)	(12,303,000)
Equity-settled share-based payments
Granted during the period				2,549,000			2,549,000
Exercised during the period	11,000		340,000	(319,000)		319,000	351,000
Conversion of preferred shares to common shares	1,359,000	(1,359,000)
Issuance of shares for cash	1,293,000		108,517,000				109,810,000
Transaction cost			(6,578,000)				(6,578,000)
Conversion convertible loan	11,000		989,000				1,000,000
Total transactions with owners of the company recognized directly in equity	2,674,000	€ (1,359,000)	103,268,000	2,230,000		319,000	107,132,000
Balance at end at Dec. 31, 2020	3,796,000		150,936,000	2,650,000	149,000	(60,341,000)	97,190,000
Loss for the period						(27,619,000)	(27,619,000)	(27,618,903)
Other comprehensive loss for the period					53,000		53,000	53,000
Total comprehensive income/(loss) for the period					53,000	(27,619,000)	(27,566,000)	(27,566,000)
Equity-settled share-based payments
Granted during the period				1,270,000			1,270,000
Exercised during the period	71,000		2,626,000	(793,000)		793,000	2,697,000
Issuance of shares for cash	560,000		82,058,000				82,618,000
Transaction cost			(7,587,000)				(7,587,000)
Total transactions with owners of the company recognized directly in equity	631,000		77,097,000	477,000		793,000	78,998,000
Balance at end at Dec. 31, 2021	4,427,000		228,033,000	3,127,000	202,000	(87,167,000)	148,622,000
Loss for the period						(31,225,000)	(31,225,000)	(31,225,000)
Other comprehensive loss for the period					(26,000)		(26,000)	(26,000)
Total comprehensive income/(loss) for the period					(26,000)	(31,225,000)	(31,251,000)	€ (31,251,000)
Equity-settled share-based payments
Granted during the period				2,698,000			2,698,000
Exercised during the period	6,000		242,000	(180,000)		180,000	248,000
Issuance of shares for cash	7,000						7,000
Total transactions with owners of the company recognized directly in equity	13,000		242,000	2,518,000		180,000	2,953,000
Balance at end at Dec. 31, 2022	€ 4,440,000		€ 228,275,000	€ 5,645,000	€ 176,000	€ (118,212,000)	€ 120,324,000